CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]
Balance	$ (4,603)	$ (11,674)	$ 2	$ 2	$ 2	$ 60	$ 117	$ 85	$ 55	$ 108,727	$ 84,351	$ (113,510)	$ (96,124)	$ (18)	$ (18)	$ (18)	$ (6)	$ 0
Stock options issued to officers, directors and employees	755	1,002								755	1,002
Common stock issued for services	88	114							1	88	113
Conversion of Series B Convertible Stock (118,518 shares) to Common Stock (1,185,180 shares)		0				(1)			1
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants		14,138				58					14,080
Exercise of Common Stock purchase warrants for cash, net of issuance costs	498	2,436						6	28	492	2,408
Issuance of Common Stock purchase warrants	29	4,879						29		0	4,879
Derecognition of beneficial conversion features on extinguished debt		(2,003)									(2,003)
Repricing of warrants		1,799									1,799
Reclassification of derivative liabilities to equity		2,037									2,037
Debt discount recognized upon issuance of convertible debt		61									61
Contributions to joint venture on behalf of noncontrolling interest		(63)																(63)
Net Loss	(7,378)	(17,329)										(7,382)	(17,386)				4	57
Balance	$ (10,611)	$ (4,603)	$ 2	$ 2	$ 2	$ 117	$ 117	$ 120	$ 85	$ 110,062	$ 108,727	$ (120,892)	$ (113,510)	$ (18)	$ (18)	$ (18)	$ (2)	$ (6)